Finance costs, net	12 Months Ended
Dec. 31, 2022
Finance costs, net
Finance costs, net

19. Finance costs, net

For the years ended December 31	2022	2021
Interest expense - long-term debt	$3,217	$6,342
Interest expense - lease obligation	95	81
Interest income - other	(1,899)	(750)
Total finance costs, net	$1,413	$5,673